                                 MUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8284

                 ----------------------------------------------

         SAFFRON FUND, INC. (FORMERLY JARDINE FLEMING INDIA FUND, INC.)

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Schubert
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Robert Williams, Esq.
                       Cleary, Gottlieb, Steen & Hamilton
                               Bank of China Tower
                                  1 Garden Road
                                    Hong Kong


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  November 30, 2003

Date of reporting period:  May 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------




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SAFFRON FUND, INC.


Contents
--------------------------------------------------------------------------------

                                                                            Page

Objective                                                                      1
--------------------------------------------------------------------------------

Management                                                                     1
--------------------------------------------------------------------------------

Market Information                                                             2
--------------------------------------------------------------------------------

Highlights                                                                     3
--------------------------------------------------------------------------------

Investment Review                                                              4
--------------------------------------------------------------------------------

Investment Portfolio                                                           6
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                                            9
--------------------------------------------------------------------------------

Statement of Operations                                                       10
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                            11
--------------------------------------------------------------------------------

Financial Highlights                                                          12
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 13
--------------------------------------------------------------------------------

Other Information                                                             19
--------------------------------------------------------------------------------

Annual Shareholders' Meeting                                                  20
--------------------------------------------------------------------------------

Dividend Reinvestment Plan                                                    22
--------------------------------------------------------------------------------

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SAFFRON FUND, INC.


OBJECTIVE
--------------------------------------------------------------------------------

At the reconvened Annual General Meeting ("AGM") of Jardine Fleming India Fund, Inc., held on June 19, 2003, stockholders voted to change the investment policy of the fund. As a result of this change in investment policy, as well as the appointment of a new investment manager, the Jardine Fleming India Fund, Inc. changed its name to Saffron Fund, Inc. (the "Fund"). The name change of the Fund became effective June 30, 2003. The Fund's amended investment policy permits the Fund, under certain conditions, to hold or invest substantially all of its assets in cash and high-quality debt obligations. The Fund will no longer be required to invest at least 80% of its assets in equity securities of Indian companies. As noted in the proxy statement mailed to stockholders for the first time on or about May 8, 2003 (the "proxy statement"), the Board determined prior to the AGM that it would be in the best interests of stockholders and the Fund to invest less than 80% of its assets in equity securities of Indian companies. With the approval of the proposal to change the investment policy, the Fund has sold substantially all of its portfolio of Indian securities and has invested substantially all of the Fund's assets in high-quality debt obligations as defined in the Fund's prospectus dated March 3, 1994.

As described in detail in the proxy statement, the Board had previously considered and rejected the possibility of liquidation, in light of the current uncertainty as to the status of the Fund under the India-Mauritius tax treaty and the fact that Indian tax authorities would have the right to require the Fund to retain an amount determined by them as the possible amount of tax (including possible interest and penalties) that would be owed by the Fund in that context. As further stated in the proxy statement, the exact amount required to be retained in the event of liquidation currently is not determinable. So long as the Fund's status under the tax treaty remains uncertain, Fund shareholders should consider the risks presented by this uncertainty in making their investment decisions.

Prior to the AGM the Fund sought to achieve long-term capital appreciation through investments primarily in equity securities of Indian companies including by investing up to 10% of its assets in equity securities of companies in Pakistan, Sri Lanka and Bangladesh.


MANAGEMENT
--------------------------------------------------------------------------------

At the reconvened AGM stockholders also approved a new Investment Advisory and Management

Agreement between the Fund and HSBC Asset Management (Europe) Limited ("AMEU"). JF International Management Inc. terminated its Investment Advisory and Management Agreement with the Fund effective June 30, 2003. Under the new agreement, AMEU will serve as the Fund's investment adviser, but investment decisions will be made only on direct advice from the investment subadvisers. HSBC Asset Management (India) Private Limited ("AMIN") will serve as the Fund's investment subadviser for investments in equity securities and certain debt securities, while HSBC Asset Management (Americas) Inc. ("AMUS") will serve as the Fund's investment subadviser for investments in cash and high-quality debt obligations. AMEU, a company incorporated in the United Kingdom, is a separate legal entity within HSBC Asset Management. As of February 2003, AMEU managed/advised $36.4 billion in assets, representing 28.6% of all assets under management/advice by HSBC Asset Management. Funds under advice (other than direct management) comprise assets managed by affiliates of HSBC Asset Management for which HSBC Asset Management provides advice in the form of portfolio construction, sector allocations and/or stock list recommendations.


                                  ---  1 ---
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SAFFRON FUND, INC.


MARKET INFORMATION
--------------------------------------------------------------------------------
SAFFRON FUND, INC. (FORMERLY, JARDINE FLEMING INDIA FUND, INC.) IS LISTED ON
THE NEW YORK STOCK EXCHANGE (SYMBOL "SZF" FORMERLY "JFI") AND THE MARKET PRICE IN US DOLLARS IS PUBLISHED IN:
--------------------------------------------------------------------------------

o  The Wall Street Journal (daily)

o  The Asian Wall Street Journal (daily)

o  Reuters

o  Bloomberg (code SZF US)

o  The New York Times (daily)

o  Barron's (each Saturday)


THE NET ASSET VALUE PER SHARE IS CALCULATED WEEKLY AND PUBLISHED IN US DOLLARS
IN:
--------------------------------------------------------------------------------

o  The Wall Street Journal (under "Closed-End Funds" each Monday)


o  The Asian Wall Street Journal (under "Publicly Traded Funds" each Monday)

o  Reuters

o  Bloomberg (code SZF US)

o  The New York Times (each Sunday)

o  Barron's (each Saturday)

Additional information (including updated Net Asset Value and Market Price) may be obtained by calling 212-882-5977.

To receive a copy of the Fund's most recent financial report or Dividend Reinvestment Plan brochure, please call toll-free 800-426-5523.




                                  ---  2 ---


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SAFFRON FUND, INC.


Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                      AT                       AT
                                                 MAY 31, 2003          NOVEMBER 30, 2002
------------------------------------------------------------------------------------------
Net Assets                                  US$ 50,729,647             US$ 50,270,534
Shares Outstanding                               5,858,327                  5,858,327
Net Asset Value                                   US$ 8.66                   US$ 8.58

MARKET DATA
Market Price on New York Stock Exchange           US$ 7.32                   US$ 7.20
Discount to Net Asset Value                           15.5%                      16.1%

TOTAL RETURN
Net Asset Value                                        0.9%(1)                   -7.1%(2)
Market Price                                           1.7%(1)                   -3.1%(2)
Bombay Stock Exchange ("BSE")                          5.8%(1)                    1.6%(2)
 National 100 Index


         NET ASSET VALUE AND MARKET PRICE VS. BSE NATIONAL 100 INDEX(3)
                               PERFORMANCE IN USD
                        (FROM INCEPTION TO MAY 31, 2003)


                               [GRAPHIC OMITTED]


                              PLOT POINTS TO COME



(1)   Six months ended May 31, 2003.

(2)   For the year ended November 30, 2002.

(3) Based on initial net asset value and market price of $13.85 and $15.00, respectively.


                                  ---  3 ---

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SAFFRON FUND, INC.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Dear Fellow Shareholders,


This has been an active period for your Fund, as you will have been made aware from the detailed proxy materials sent to you in May, ahead of the AGM.

Firstly, let me outline the recent investment environment which, as your Board had anticipated, performed favorably in the first half of the Fund's financial year and from which the Fund was able to benefit before the change to its investment policy as agreed by stockholders at the AGM.

After the strong market gains of the last quarter of 2002, in which the Fund's benchmark improved almost 20% between October and December 2002, some consolidation in prices was not unexpected particularly given the concerns of the then approaching tensions surrounding Iraq and the perennial issue of the Pakistan/Indian border situation.

Nevertheless, the Bombay Stock Exchange National 100 Index moved ahead strongly in the aftermath of the Middle East crisis and, in the period April to July 2003, added some 30% at a time of a firming Indian Rupee against the US dollar. Financial commentators suggest that the macro fundamental outlook for the Indian economy continues to look favorable for the period ahead. Commentators argue that the climate is conducive for earnings growth while stock valuations remain moderate. Whilst the results of last year's monsoon were reasonable, we hope that the outlook for 2003 continues in the favorable manner in which it has commenced whilst the evolution of relations between India and Pakistan have improved of late.

Through the medium of this communication, I have written frequently of your Board's concern at the higher cost of doing business in offshore financial markets. This cost has been accentuated of late by the need to manage the Fund's discount and, even more particularly, the Fund's affairs within the context of the uncertainty surrounding the status of the Fund under the tax treaty between India and Mauritius (the "Treaty"). A very detailed update on this issue was included in the proxy materials recently sent to you.

Following the Fund's Annual General Meeting, which your Board had specifically delayed in the hope of receiving a judgment from the Supreme Court of India which at time of writing has still not been delivered, your Board has both appointed a new investment manager, HSBC Asset Management, and implemented the change in the investment policy to an almost wholly cash position, both issues having been agreed by the majority of shareholders at the AGM. As of the date of this letter, the Fund's investments were comprised of 6.9% of Indian securities and 93.1% of cash and cash equivalents.

Your Board continues to closely monitor the developments in India and particularly of the tax Treaty.

                                  ---  4 ---


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SAFFRON FUND, INC.


INVESTMENT REVIEW (CONCLUDED)
--------------------------------------------------------------------------------

The change in the investment policy, as well as the appointment of a new investment manager, has meant that the Fund has been renamed to meet regulations, with the new stock ticker of SZF. It is not necessary, however, for shareholders to have certificates reissued.

Your Board will continue to keep you updated by timely releases of all significant issues that might affect your Fund.



Yours very sincerely,





/s/ Julian Reid
-----------------------


Julian Reid
Chairman
Mauritius
July 17, 2003


                                  ---  5 ---

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SAFFRON FUND, INC.


INVESTMENT PORTFOLIO
------------------------------------------------------------------------

AT MAY 31, 2003 (unaudited)
------------------------------------------------------------------------
                                                                  % of
                                                       Value      Net
Description                               Shares       US $      Assets
------------------------------------------------------------------------
INDIAN EQUITY INVESTMENTS (93.9%)
------------------------------------------------------------------------
AUTOMOBILES & ANCILLARIES (4.3%)
 Dilip Chhabria Design Private Ltd. (a)   60,000        1,276      0.0
 TELCO Ltd. *                            599,000    2,185,419      4.3
------------------------------------------------------------------------
                                                    2,186,695      4.3
------------------------------------------------------------------------
BANKING & FINANCE (13.7%)
 E-Serve International Ltd.               49,000      506,309      1.0
 HDFC Bank Ltd.                          367,377    1,914,626      3.8
 HDFC Bank Ltd. ADR                       28,799      489,583      1.0
 Housing Development Finance Corp. Ltd.  110,000      863,132      1.7
 Kotak Mahindra Finance Ltd.             330,526    1,060,396      2.1
 State Bank of India Ltd.                276,367    2,070,694      4.1
------------------------------------------------------------------------
                                                    6,904,740     13.7
------------------------------------------------------------------------
CHEMICALS & DERIVATIVES (10.5%)
 Reliance Industries Ltd.                841,194    5,348,253     10.5
------------------------------------------------------------------------

CONSTRUCTION & MATERIALS (1.8%)
 Gujarat Ambuja Cements Ltd.             156,000      587,737      1.2
 Gujarat Ambuja Cements Ltd. GDR          88,223      328,190      0.6
------------------------------------------------------------------------
                                                      915,927      1.8
------------------------------------------------------------------------
CONSUMER NON-DURABLES (8.3%)
 Hindustan Lever Ltd.                    454,229    1,521,985      3.0
 ITC Ltd.                                183,691    2,710,242      5.3
------------------------------------------------------------------------
                                                    4,232,227      8.3
------------------------------------------------------------------------
DIVERSIFIED/MISCELLANEOUS (9.6%)
 Ballarpur Industries Ltd.               406,687      398,297      0.8
 Essel Propack Ltd.                      150,000      537,696      1.1
 Grasim Industries Ltd.                  112,137      919,609      1.8
 Indian Rayon & Industries Ltd.          287,847      599,018      1.2
 New Delhi TV Ltd. * (a)                 324,335      620,803      1.2
 Zee Telefilms Ltd.                      983,000    1,789,553      3.5
------------------------------------------------------------------------
                                                    4,864,976      9.6
------------------------------------------------------------------------


                                    ---  6 ---

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SAFFRON FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------
AT MAY 31, 2003 (unaudited)
------------------------------------------------------------------------
                                                                  % of
                                                       Value      Net
Description                               Shares       US $      Assets
------------------------------------------------------------------------
ENGINEERING (8.8%)
 Asea Brown Boveri Ltd.                   92,649       670,139     1.3
 Bharat Heavy Electricals Ltd.           502,000     2,740,073     5.4
 Larsen & Toubro Ltd.                    226,029     1,070,296     2.1
------------------------------------------------------------------------
                                                     4,480,508     8.8
------------------------------------------------------------------------
INFORMATION TECHNOLOGY (17.1%)
 D-link India Ltd.                       135,952       134,448     0.3
 Digital Globalsoft Ltd.                 135,000     1,422,639     2.8
 GTL Ltd.                                323,000       472,959     0.9
 Infosys Technologies Ltd.                44,600     2,534,857     5.0
 Mphasis BFL Ltd.                         89,614     1,067,287     2.1
 Satyam Computer Services Ltd.           378,000     1,344,946     2.7
 Wipro Ltd.                               99,154     1,698,924     3.3
------------------------------------------------------------------------
                                                     8,676,060    17.1
------------------------------------------------------------------------
METALS (4.0%)
 Hindalco Industries Ltd.                139,315     2,027,059     4.0
------------------------------------------------------------------------
PETROLEUM & ENERGY (4.3%)
 Bharat Petroleum Corp. Ltd.             130,715       743,785     1.5
 BSES Ltd.                                88,000       409,026     0.8
 Hindustan Petroleum Corp. Ltd.          156,550     1,011,981     2.0
------------------------------------------------------------------------
                                                     2,164,792     4.3
------------------------------------------------------------------------
PHARMACEUTICALS (11.2%)
 CIPLA Ltd.                               74,459     1,084,026     2.2
 Divi's Laboratories Ltd. *               39,949       317,332     0.6
 Glaxosmithkline Pharmaceuticals Ltd.     84,000       648,668     1.3
 Max India Ltd. *                         54,324        98,550     0.2
 Ranbaxy Laboratories Ltd.               108,651     1,571,649     3.1
 Sun Pharmaceuticals Industries Ltd.     211,748     1,334,795     2.6
 Wockhardt Ltd. *                         84,188       631,052     1.2
------------------------------------------------------------------------
                                                     5,686,072    11.2
------------------------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
 Shyam Telecom Ltd. *                    199,180       148,686     0.3
------------------------------------------------------------------------
TOTAL INDIAN EQUITY INVESTMENTS (93.9%)
 (cost $50,857,141)                                 47,635,995    93.9
------------------------------------------------------------------------
------------------------------------------------------------------------


                                    ---  7 ---

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SAFFRON FUND, INC.


INVESTMENT PORTFOLIO (concluded)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
AT MAY 31, 2003 (unaudited)
---------------------------------------------------------------------------------------------
                                                           Principal                   % of
                                                             Amount       Value        Net
Description                                                  (000)         US $       Assets
---------------------------------------------------------------------------------------------
INDIAN NON-CONVERTIBLE BOND (0.5%)
---------------------------------------------------------------------------------------------
DIVERSIFIED/MISCELLANEOUS (0.5%)
 Sterlite Industries (India) Ltd. (10.000%, 08/06/08) (a)
   (cost $311,930)                                           15,130       271,259        0.5
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (94.4%)
  (COST $51,169,071)                                                   47,907,254       94.4
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES (5.6%)                            2,822,393        5.6
---------------------------------------------------------------------------------------------
NET ASSETS (100.0%)                                                    50,729,647      100.0
============================================================================================

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

* Non-income producing security.

(a) Fair valued securities, aggregating $893,338 or 1.8% of net assets.


























                 See accompanying notes to financial statements


                                  ---  8 ---

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SAFFRON FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AT MAY 31, 2003 (unaudited)
------------------------------------------------------------------------------------------------------------
                                                                                                   US $
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments at value (cost $51,169,071)                                                       47,907,254
Cash (including Indian Rupees with a cost of $2,622,288 and a value of $2,623,772)             3,020,571
Dividends and interest receivable                                                                195,691
Prepaid expenses and other assets                                                                 70,164
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                  51,193,680
------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payable to investment adviser                                                                     47,470
Payable to administrators                                                                         14,863
Accrued expenses                                                                                 401,700
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                464,033
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    50,729,647
============================================================================================================
Net assets consist of :
Common stock, $0.001 par value 5,858,327 shares issued and outstanding
 (100,000,000 shares authorized)                                                                   5,858
Additional paid-in capital                                                                    73,587,495
Accumulated net investment loss                                                                 (655,342)
Accumulated net realized loss on investments and foreign currency transactions               (18,928,451)
Net unrealized depreciation of investments and other assets and liabilities denominated in
 foreign currency                                                                             (3,279,913)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    50,729,647
============================================================================================================
NET ASSET VALUE PER SHARE ($50,729,647  (divided by)  5,858,327)                                    8.66
============================================================================================================



                See accompanying notes to financial statements



                                  ---  9 ---

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SAFFRON FUND, INC.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MAY 31, 2003 (unaudited)
--------------------------------------------------------------------------------
                                                                       US $
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $35,122)              233,949
Interest (net of foreign withholdings taxes of $3,840)                14,524
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              248,473
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                             290,201
Administration fees and expenses                                     102,917
Legal fees                                                           189,486
Directors' fees and expenses                                          88,820
Custodian and accounting fees                                         75,093
Audit and tax services fees                                           60,050
Reports to shareholders                                               29,014
Interest expense                                                      14,470
Transfer agent fees                                                   13,630
Insurance expense                                                     12,331
New York Stock Exchange listing fee                                   11,843
Miscellaneous expenses                                                10,156
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       898,011
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (649,538)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
NET REALIZED LOSSES ON:
 Investments                                                      (1,512,316)
 Foreign currency transactions                                        (1,849)
NET CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION OF:
 Investments                                                       2,619,101
 Other assets and liabilities denominated in foreign currency          3,715
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS                                 1,108,651
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 459,113
================================================================================



                See accompanying notes to financial statements

                                  ---  10 ---

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SAFFRON FUND, INC.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE
                                                           SIX MONTHS
                                                              ENDED           FOR THE
                                                          MAY 31, 2003      YEAR ENDED
                                                           (unaudited)   NOVEMBER 30, 2002
                                                              US $             US $
------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
 Net investment loss                                         (649,538)        (761,057)
 Net realized losses on investments and foreign currency
   transactions                                            (1,514,165)      (3,876,282)

 Net change in unrealized appreciation/depreciation of
   investments and other assets and liabilities
   denominated in foreign currency                          2,622,816          755,378
------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
   operations                                                 459,113       (3,881,961)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                                       50,270,534       54,152,495
------------------------------------------------------------------------------------------
 End of period                                             50,729,647       50,270,534
==========================================================================================



                See accompanying notes to financial statements



                                  ---  11 ---

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SAFFRON FUND, INC.


Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of common stock outstanding throughout each period is presented below.





                                               FOR THE SIX
                                               MONTHS ENDED                     FOR THE YEARS ENDED NOVEMBER 30,
                                               MAY 31, 2003  -------------------------------------------------------------------
                                               (UNAUDITED)      2002         2001             2000            1999        1998
                                                   US $         US $         US $             US $            US $        US $
                                              ----------------------------------------------------------------------------------
Net asset value, beginning of period                8.58         9.24        13.86           14.23            6.53        8.09
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS
 Net investment loss                               (0.11)       (0.13)       (0.17)*         (0.25)*         (0.11)      (0.10)
 Net realized and unrealized gain (loss)
  on investments and other assets and
  liabilities denominated in foreign
  currency                                          0.19        (0.53)       (3.02)*         (1.39)*          7.81       (1.46)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.08        (0.66)       (3.19)          (1.64)           7.70       (1.56)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net realized gain on investments               --           --         (1.48)            --             --          --
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Anti-dilutive effect of:
  Shares repurchased pursuant to the Tender
   Offer Programs                                    --           --          0.02            0.30            --          --
  Shares repurchased pursuant to the Share
   Repurchase Programs                               --           --          0.03            0.97            --          --
--------------------------------------------------------------------------------------------------------------------------------
Total from capital share transactions                --           --          0.05            1.27            --          --
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                     8.66         8.58         9.24           13.86           14.23        6.53
================================================================================================================================

 MARKET PRICE, END OF PERIOD                        7.32         7.20         7.43           9.750           9.438       5.063
================================================================================================================================
TOTAL INVESTMENT RETURN BASED ON: (A)
 Net asset value                                    0.93%       (7.14)%     (24.98)%         (2.60)%        117.92%     (19.28)%
 Market price                                       1.67%       (3.10)%     (11.93)%          3.31%          86.41%     (23.58)%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period/year (000 omitted)    $50,730      $50,271      $54,152         $90,760        $160,859     $73,827
 Ratio of expenses to average net assets            3.56%+       3.06%        3.08%           2.43%           2.50%       2.81%
 Ratio of expenses to average net assets,
  excluding interest expense                        3.50%+       3.02%        2.88%(b)        1.89%(b)        2.14%       2.77%
 Ratio of net investment loss to average net
  assets                                           (2.57)%+     (1.45)%      (1.69)%         (1.45)%         (1.18)%     (1.32)%
 Portfolio turnover rate                              29%          57%         105%             65%             56%         73%

-----------

* Based on average daily shares outstanding during the years ended November 30, 2001, and 2000, respectively.

+   Annualized.

(a) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions and are not annualized for periods of less than one year. Generally, total investment return based on net asset value will be higher than total investment return based on market price in periods where there is an increase in the discount or a decrease in the premium of the market price to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in years where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(b) Ratio of expenses to average net assets, excluding interest expense and professional services fees relating to the tender offers, were 2.73% and 1.81% for the years ended November 30, 2001 and 2000, respectively. The presentation of these ratios also excluding professional services fees relating to the tender offers, is different from and in addition to the presentation required by the Investment Company Act of 1940 as included in the chart above.


                See accompanying notes to financial statements


                                  ---  12 ---


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SAFFRON FUND, INC.


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AT MAY 31, 2003 (UNAUDITED)


1.  ORGANIZATION AND CAPITAL

    Saffron Fund, Inc. (the "Fund") (formerly Jardine Fleming India Fund, Inc.) (NYSE: SZF, formerly JFI) was incorporated in the State of Maryland on January 5, 1994 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund commenced operations on March 3, 1994 with the objective of seeking capital appreciation by investing primarily in equity securities of Indian companies. At the reconvened Annual General Meeting ("AGM") of Jardine Fleming India Fund, Inc., held on June 19, 2003, stockholders voted to change the investment policy of the fund. As a result of this change in investment policy, as well as the appointment of a new investment manager, the Jardine Fleming India Fund, Inc. changed its name to Saffron Fund, Inc. The name change of the Fund became effective June 30, 2003. The Fund's amended investment policy permits the Fund, under certain conditions, to hold or invest substantially all of its assets in cash and high-quality debt obligations.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund.

    I)    SECURITY VALUATION

          All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if no sales price is available at that time, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase is greater than 60 days. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

    II)   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

          Investment transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on the sale of investments and foreign currency transactions are determined on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends which are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

    III)  FOREIGN CURRENCY TRANSLATION

          The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows:

          o investments and other assets and liabilities denominated in foreign currency at the prevailing rates of exchange on the valuation date;


                                  ---  13 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

          o purchases and sales of investments, income and expenses at the prevailing rates of exchange on the respective dates of such transactions.

          The resulting net foreign currency gain or loss is included in the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from fluctuations arising from changes in market prices of securities. Accordingly, such foreign currency gain
          (loss) is included in net realized and unrealized gain (loss) on investments.

          Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at the year end exchange rate is reflected as a component of net unrealized appreciation/depreciation of investments and other assets and liabilities denominated in foreign currency. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

    IV)   DIVIDENDS AND DISTRIBUTIONS

          Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income or net realized capital gain for tax purposes, they are reported as a return of capital.


3.  INVESTMENT ADVISER AND ADMINISTRATORS

    I) JF International Management Inc. ("JFIM"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., provided investment advisory services to the Fund under the terms of an Investment Advisory Agreement and the amending addenda. Under this amended agreement, the Fund paid JFIM a monthly fee at the annual rate of 1.15% of the Fund's average weekly net assets. JFIM terminated its Investment Advisory Agreement and the amending addenda with the Fund effective June 30, 2003.

    II) At the reconvened AGM of the Fund, held on June 19, 2003, stockholders approved a new Investment Advisory and Management Agreement ("New Agreement") between the Fund and HSBC Asset Management (Europe) Limited ("HAMEU"). Under the New Agreement, the Fund's investment advisory fee will be paid at an annual rate of 1.00% of the Fund's average weekly net assets that are not invested in cash or high-quality debt obligations as defined in the Fund's prospectus dated March 3, 1994, and at an annual rate of 0.20% of the Fund's average weekly net assets that are invested in cash or high-quality debt obligations, subject to a minimum fee over the two-year term of the New Agreement of $200,000. The minimum fee of $200,000 would be payable in full even if the New Agreement were terminated before the end of two years.

          UBS Global Asset Management (US) Inc. ("UBS Global AM") (the "Administrator"), an indirect wholly-owned asset management subsidiary of UBS AG, provides administrative services to the Fund under an Administrative Services Agreement. The Fund pays the Administrator a monthly fee at the annual rate of 0.18% of the Fund's average weekly net assets up to $250 million and 0.15% of such net assets in excess of $250 million, subject to a minimum annual fee of $175,000.


                                  ---  14 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

       Multiconsult Ltd. (the "Mauritius Administrator") provides certain administrative services relating to the operation and maintenance of the Fund's Mauritius branch. The Mauritius Administrator is paid a monthly fee of $2,000, a quarterly fee of $1,000, and receives reimbursement for certain out-of-pocket expenses.


4.  PORTFOLIO TRANSACTIONS
    For the six months ended May 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $14,688,651 and $18,656,500, respectively.


5.  U.S. FEDERAL INCOME TAXES

    The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its net investment income, realized capital gains and certain other amounts, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

    For federal income tax purposes, the aggregate cost of investments at May 31, 2003 was $51,169,071 and the components of net unrealized depreciation of investments were as follows:



   Gross appreciation (investments having an excess of value over cost)      $  4,869,117
   Gross depreciation (investments having an excess of cost over value)        (8,130,934)
-----------------------------------------------------------------------------------------
   Net unrealized depreciation of investments                                $ (3,261,817)
=========================================================================================

    There were no distributions paid during the six months ended May 31, 2003 or fiscal year ended November 30, 2002.

    The tax character of distributions paid, if any, and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end at November 30, 2003.

    At November 30, 2002, the Fund had a net capital loss carryforward of $16,694,471. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire as follows: $12,464,536 by November 30, 2009 and $4,229,935 by November 30, 2010. To the extent such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.


6.  FOREIGN INCOME TAXES

    The Fund conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (the "Tax Treaty"). To obtain benefits under the Tax Treaty, the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a certificate from the Mauritian authorities that it is a resident of Mauritius under the Tax Treaty. A fund which is a tax resident of Mauritius under the Tax Treaty, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities, but is subject to a 15% withholding tax on dividends declared, distributed or paid by an Indian company prior to June 1, 1997 and after March 31, 2002, but up to March 31, 2003. During the period June 1, 1997 through March 31, 2002 and after April 1, 2003, dividend income from domestic companies was exempt from Indian income tax. The


                                  ---  15 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    Fund is currently subject to and accrues 20.5% (21% for the financial year ended March 31, 2003) Indian withholding tax on interest earned on Indian securities.

    The Fund will pay tax in Mauritius on its taxable income for Mauritius tax purposes at rates which, when offset by certain credits available, will result in a net payment in Mauritius with respect to such taxable income at an effective rate of approximately 1%. For the six months ended May 31, 2003, no provision for Mauritian taxes is considered necessary as a result of the net investment loss incurred by the Fund.

    The Indian tax authorities in March 2000 issued an assessment order ("March 2000 Assessment Order") with respect to the Fund's Indian income tax return filed for the fiscal year ended March 31, 1997, denying the benefits of the Tax Treaty. In the March 2000 Assessment Order, the Indian tax authorities held that the Fund is not a resident of Mauritius and assessed tax on the dividend income for the year ended March 31, 1997 at the rate of 20% instead of the 15% rate claimed by the Fund under the Tax Treaty. Similar assessment orders were issued to several other foreign institutional investors relying on the Tax Treaty. On April 13, 2000, the Central Board of Direct Taxes ("CBDT") of the Ministry of Finance in India issued a circular ("Circular 789") clarifying their position on the Indian taxation under the Tax Treaty that wherever a certificate of residence is issued by the Mauritian authorities, such certificate will constitute sufficient evidence for accepting the status of residence as well as beneficial ownership for applying the Tax Treaty. The Fund, relying on Circular 789 filed a revision petition with the Commissioner of Income Tax ("CIT") in India to revise the March 2000 Assessment Order in light of Circular 789. On May 31, 2002, the CIT passed his order on the revision petition filed by the Fund for the year ended March 31, 1997, and has granted the Fund benefits of the Tax Treaty based on Circular 789 and on the basis that the Fund is a tax resident of Mauritius.

    Previously, however, an Indian public interest group had initiated litigation in the Indian courts challenging the Circular 789. In connection with this litigation, the Delhi High Court, in May 2002, passed an order invalidating the Circular 789. On November 18, 2002, the Supreme Court of India (the highest court in India), granted an interim stay on the May 2002 Delhi High Court order upon hearing the appeal filed by the Indian government and CBDT against the Delhi High Court order which implies that Circular 789 continues to be in effect pending the final ruling of the Supreme Court. Should the Supreme Court grant a favorable final ruling, the Indian tax authorities would be bound to follow the instructions of Circular 789, thereby granting the Fund benefits of the Tax Treaty on the basis that the Fund has a valid tax residency certificate issued by the Mauritius authorities. Should the Supreme Court uphold the Delhi High Court ruling in its final ruling, the history of past assessments by the Indian tax authorities (prior to issuance of Circular 789) and the arguments made in the recent Delhi High Court ruling suggest that the Indian tax authorities may adopt an aggressive position and investigate the taxability of Mauritius based funds, i.e., the Indian tax authorities may look beyond the tax residency certificate issued by Mauritius tax authorities to Mauritius based funds. In addition, the Indian tax authorities may also seek to reopen previously completed assessments of the Fund's Indian income tax returns and deny the benefits of the Tax Treaty to the Fund. A final ruling in this matter is expected to be issued shortly by the Supreme Court in India.

    To the extent that it is later determined that the Fund would be unable to obtain the benefits of the Tax Treaty, the Fund would be subject to tax on capital gains in India on the sale of securities, which are currently at the rates of 10.5% on long-term capital gains and 30.5% on short-term capital gains (10.5% and 31.5%, respectively, for the financial year ended March 31, 2003). Further, the Fund, if the Tax Treaty benefits are denied, would be subject to tax on dividend income earned by the Fund prior to June 1, 1997 and subsequent to March 31, 2002, but up to March 31, 2003, at the higher rate, which is currently 20.5% (21% for the financial year ended March 31, 2003), instead of 15%.


                                  ---  16 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.

NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    In addition, for the fiscal years for which the Indian tax returns have been filed to date with the Indian tax authorities claiming the benefits of the Tax Treaty, the Fund has not claimed the realized capital losses incurred by the Fund during such fiscal years, except for the Indian Tax return for the year ended March 31, 2002. Therefore, the Fund may not, in a year prior to the year ended March 31, 2002 in which it has net realized capital gains and the benefits of the Tax Treaty are denied by the Indian tax authorities, be able to offset capital loss carryforward from previous years.

    The Fund continues to: (i) comply with the requirements of the Tax Treaty;
    (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius and therefore management believes that the Fund should be able to obtain the benefits of the Tax Treaty. Accordingly, no provision for Indian income taxes has been made in the accompanying financial statements of the Fund. Although the Fund expects to obtain the benefits of the Tax Treaty, if the Tax Treaty benefits were to be denied to the Fund retrospectively, the Fund may be subject to additional cumulative Indian income taxes and interest and penalties. The amount of additional cumulative Indian income taxes, before interest and penalties which cannot currently be reasonably determined, could range from approximately $7,100,000 to $10,500,000 as of May 31, 2003. These amounts are estimates calculated utilizing various assumptions as to how the Indian tax authorities might interpret the calculation of Indian income taxes if the Tax Treaty benefits were denied. Actual amounts, if incurred, could differ significantly from the aforementioned estimate.

    The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the treaty between India and Mauritius.


7.  TRANSACTIONS WITH AFFILIATES

    JFIM, out of its advisory fee, paid UBS Investment Banking LLC ("UBS"), an indirect wholly owned subsidiary of UBS AG, a fee in an amount equal to 0.10% of the value of the Fund's average weekly net assets in consideration for certain consulting and support services (not including advice or recommendations regarding the purchase or sale of investments). For the six months ended May 31, 2003, $25,235 was paid or accrued by JFIM to UBS for such services. Since JFIM terminated its investment advisory agreement with the Fund on June 30, 2003, UBS will no longer provide such services. During the six months ended May 31, 2003, UBS received $12,931 in brokerage commissions on investment security transactions and the Administrator, a subsidiary of UBS AG, earned $87,260 in administration fees from the Fund.

    For the six months ended May 31, 2003, the Fund paid a total of approximately $19,787 in brokerage commissions to J.P. Morgan India Private Limited (formerly Jardine Fleming India Securities Private Limited), an affiliate of the Investment Adviser.

     Certain officers of the Fund are employees of the Administrator.


8.  REVOLVING CREDIT AGREEMENTS

    On September 20, 2001, the Fund entered into a multi-currency Revolving Credit Agreement payable on demand, with Standard Bank Asia Ltd. (the "SBAL Revolving Credit Agreement"). The maximum credit available under the SBAL Revolving Credit Agreement is the lower of $26,000,000, or 20% of the net asset value of the Fund. Interest payments on borrowings are to be agreed at the time of borrowing. For the six months ended May 31, 2003, the weighted average interest rate paid by the Fund was 1.98% and the maximum and average amount of the loan outstanding during the borrowing period was $2,360,171 and $1,478,608, respectively. For the six months ended May 31, 2003, $14,470 was paid or accrued by the Fund


                                  ---  17 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

    to Standard Bank Asia Ltd. for interest under the SBAL Revolving Credit Agreement. At May 31, 2003, there was no loan outstanding. Additionally, as a result of the change to the Fund's investment policy at the reconvened AGM held on June 19, 2003, the Fund terminated the SBAL Revolving Credit Agreement.


9.  CAPITAL STOCK

    There are 100,000,000 shares of $0.001 par value capital stock authorized. On February 1, 2000, the Fund announced a share repurchase program to repurchase approximately 10% of the Fund's then outstanding shares, which was completed in March 2000. On August 11, 2000, the Fund announced a second repurchase program (collectively, the "Share Repurchase Programs"), authorizing the Fund to purchase up to an additional 10% of the Fund's outstanding shares as of that date.

    There were no transactions in shares of common stock for the six months ended May 31, 2003 and for the year ended November 30, 2002.


10. CONCENTRATION OF RISK

    Investments in India may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other things, the possibility of future political and economic conditions of developing countries and the level of Indian governmental supervision and regulation of its securities markets. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry or region. With the approval of the proposal to change the investment policy, effective as of June 19, 2003, the Fund has sold substantially all of its portfolio of Indian equity securities and invested substantially all of the Fund's assets in high-quality debt obligations, as defined in the Fund's prospectus dated March 3, 1994.


                                  ---  18 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


OTHER INFORMATION
--------------------------------------------------------------------------------

At the reconvened Annual General Meeting ("AGM") of Jardine Fleming India Fund, Inc., held on June 19, 2003, stockholders voted to change the investment policy of the Fund and to appoint a new investment manager.

The Fund's amended investment policy permits the Fund, under certain conditions, to hold or invest substantially all of its assets in cash and high-quality debt obligations. The Fund is no longer required to invest at least 80% of its assets in equity securities of Indian companies. As noted in the proxy statement, the Board determined that it would be in the best interests of stockholders and the Fund to invest less than 80% of its assets in equity securities of Indian companies. With the approval of the proposal to change the investment policy, the Fund has sold substantially all of its portfolio of Indian equity securities and has invested substantially all of the Fund's assets in high-quality debt obligations, as defined in the Fund's prospectus dated March 3, 1994. As a result of this change in investment policy, as well as the appointment of a new investment manager, the Fund has changed its name to Saffron Fund, Inc. (NYSE: SZF). The name change of the Fund was effective June 30, 2003.

As described in detail in the proxy statement, the Fund board had previously considered and rejected the possibility of liquidation, in light of the current uncertainty as to the status of the Fund under the India-Mauritius tax treaty and the fact that Indian tax authorities would have the right to require the Fund to retain an amount determined by them as the possible amount of tax (including possible interest and penalties) that would be owed by the Fund in that context. As further stated in the proxy statement, the exact amount required to be retained in the event of liquidation currently is not determinable. So long as the Fund's status under the tax treaty remains uncertain, Fund shareholders should consider the risks presented by this uncertainty in making their investment decisions.

On June 27, 2003, the Directors of the Fund consented to the appointment of Mr. Andrew Pegge as a director of the Fund. Mr. Pegge's appointment was effective as of such date.

In addition, effective June 30, 2003, HSBC Asset Management (Europe) Limited replaced JF International Management Inc. as investment manager, and sub-investment advisory agreements between the new investment manager and HSBC Asset Management (India) Private Limited and HSBC Asset Management (Americas) Inc., which were also approved by stockholders at the AGM, became effective.


                                  ---  19 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


ANNUAL SHAREHOLDERS' MEETING
--------------------------------------------------------------------------------

The Fund's annual meeting of shareholders was held on June 3, 2003. At the meeting, shareholders voted to re-elect Jean Jocelyn de Chasteauneuf and Ashok
V. Desai as Directors. The resulting vote count is indicated below:


    Jean Jocelyn de Chasteauneuf     For:                     4,107,207
                                     Withheld Authority:        471,836
    Ashok V. Desai                   For:                     4,107,207
                                     Withheld Authority:        471,836

In addition to the above re-elected Directors, Julian Reid, Timothy Kimber and Ernest L. Rene Noel continue to serve as Directors of the Fund.

Although the shareholder votes as of June 3, 2003 indicated strong support in favor of the remaining proposals relating to the appointment of a new investment manager and the proposed change in investment parameters, the proposals did not receive a sufficient number of votes and the meeting was adjourned with respect to those proposals to June 12, 2002. The annual shareholders' meeting was then further adjourned with respect to those proposals to June 19, 2003 to permit continued voting. On June 19, 2003, the stockholders voted to change the investment policy of the Fund and to appoint a new investment manager. The resulting vote count is indicated below:


2. To consider and act upon a proposal to approve the new Investment Advisory and Management Agreement by and between the Fund and HSBC Asset Management (Europe) Limited with respect to the assets of the Fund.

                  For                                      2,969,809
                  Against                                    430,579
                  Abstain                                      8,769
                  No-Vote                                  1,171,286

3. To consider and act upon a proposal to approve the new Sub-Investment Advisory Agreement by and between HSBC Asset Management (Europe) Limited and HSBC Asset Management (India) Private Limited with respect to certain assets of the Fund.

                  For                                      2,965,476
                  Against                                    431,679
                  Abstain                                     12,002
                  No-Vote                                  1,171,286



                                  ---  20 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


ANNUAL SHAREHOLDERS' MEETING (concluded)
--------------------------------------------------------------------------------

4. To consider and act upon a proposal to approve the new Sub-Investment Advisory Agreement by and between HSBC Asset Management (Europe) Limited and HSBC Asset Management (Americas) Inc. with respect to certain assets of the Fund.

                For                             2,966,573
                Against                           429,766
                Abstain                            12,818
                No-Vote                         1,171,286

5. To consider and act upon a proposal to amend the Fund's investment policies to permit the Fund, under certain conditions, to hold or invest substantially all of its assets in cash and high-quality debt obligations.

                For                             3,039,016
                Against                           356,921
                Abstain                            13,220
                No-Vote                         1,171,286



                                   ---  21 ---

[GRAPHIC OMITTED]
SAFFRON FUND, INC.


DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

The Fund operates an optional Dividend Reinvestment Plan (the "Plan") whereby:

1) shareholders may elect to receive income dividends and capital gain distributions (collectively referred to as "distributions") in the form of additional shares of the Fund (the "Share Distribution Plan").

2) shareholders who do not participate in the Plan will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by State Street Bank & Trust Company (the "Plan Agent"), as dividend paying agent.

The following should be noted with respect to the Plan:

1) The Share Distribution Plan allows you to reinvest your distributions into newly issued shares of the Fund with no brokerage charge or, if the market price of the shares on the distribution date is below their net asset value, have the Plan Agent purchase shares on your behalf in the open market at a pro rata share of the brokerage commission. Such distributions, if any, would most likely be declared in December and paid and reinvested in January. Shareholders do not pay a service charge to participate in this program.

2) Under the Share Distribution Plan, whenever the Board of Directors of the Fund declares a distribution, you will automatically receive your distribution in newly issued shares (cash will be paid in lieu of fractional shares), if the market price of the shares on the date of the distribution is at or above the net asset value ("NAV") of the shares. The number of shares to be issued to you by the Fund will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of the shares on such a distribution date is below the NAV, the Plan Agent will, as agent for the participants, purchase shares on the open market, on the New York Stock Exchange or elsewhere, for the participant's account on, or after, the payment date.

3) For US federal income tax purposes, shareholders electing to receive newly issued shares pursuant to the Share Distribution Plan will be treated as receiving income or capital gains in an amount equal to the fair market value (determined as of the payment date) of the shares received and will have a cost basis equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased in the open market pursuant to the Share Distribution Plan will be treated as receiving a distribution of the cash distribution that such shareholder would have received had the shareholder not elected to have such distribution reinvested and will have a cost basis in such shares equal to the amount of such distribution.

4) There will be no brokerage charge to participants for shares issued directly by the Fund under the Share Distribution Plan. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of shares in connection with the Share Distribution Plan. The Fund will pay fees of the Plan Agent for handling the Share Distribution Plan.

5) You may terminate your account under the Share Distribution Plan by notifying the Plan Agent in writing. The Plan may be terminated by the Plan Agent or the Fund with notice to you at least 30 days prior to any record date for the payment of any distribution by the Fund. Upon any termination, the Plan Agent will deliver a certificate or certificates for the full shares held for you under the Plan and a cash adjustment for any fractional shares.

This information is only a summary. To receive a copy of the Dividend Reinvestment Plan brochure describing the full terms and conditions of the Plan, please contact the Plan Agent at the following address or call toll-free 800-426-5523.


     EquiServe Trust Company, N.A.
     PO Box 43011
     Providence, RI 02940-3011
     USA


                                  ---  22 ---

DIRECTORS AND OFFICERS
-------------------------------------------
Julian M.I. Reid -- Director, President & Chairman of the Board
Jean Jocelyn de Chasteauneuf -- Director
Ashok V. Desai -- Director
Timothy R.H. Kimber -- Director
Ernest L. Rene Noel -- Director
Andrew Pegge -- Director
Paul H. Schubert -- Treasurer & Secretary
Kevin J. Mahoney - Assistant Treasurer


INVESTMENT ADVISER AS OF JULY 1, 2003
-------------------------------------------
HSBC Asset Management (Europe) Limited
10 Lower Thomas Street
London EC3R 6AE


ADMINISTRATOR
-------------------------------------------
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019
USA


MAURITIUS ADMINISTRATOR
-------------------------------------------
Multiconsult Ltd.
10 Frere Felix de Valois Street
Port Louis
Mauritius


CUSTODIAN
-------------------------------------------
Citibank, N.A.
New York:
Citicorp Center
153 East 53rd Street
New York, NY 10043
USA

Hong Kong:
Citibank Tower
Citibank Plaza
3 Garden Road
Central, Hong Kong

India:
First Floor, Sakhar Bhawan
Nariman Point 230 Backbay Reclamation
Mumbai 400 021
India


INDEPENDENT AUDITORS
-------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
USA


LEGAL COUNSEL
-------------------------------------------
Cleary, Gottlieb, Steen & Hamilton
New York:
1 Liberty Plaza
New York, NY 10006
USA

Hong Kong:
Bank of China Tower
1 Garden Road
Hong Kong


REGISTRAR, TRANSFER AGENT &
DIVIDEND PAYING AGENT
-------------------------------------------
EquiServe Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011
USA

The financial information included herein is taken from the records of the Fund without audit by independent auditors, who do not express an opinion thereon.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

-------------------------------------------------------------------------------

                               SAFFRON FUND, INC.
                            (formerly JARDINE FLEMING
                            INDIA FUND, INC.)
-------------------------------------------------------------------------------

                               Semi-Annual Report
                                  May 31, 2003



                               [GRAPHIC OMITTED]

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement does not apply to this semi-annual report filing.


ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

   (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

   (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

        (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SAFFRON FUND, INC. (FORMERLY JARDINE FLEMING INDIA FUND, INC.)

By:      /s/ Julian M.I. Reid
         --------------------
         Julian M.I. Reid
         President

Date:    July 31, 2003
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Julian M.I. Reid
         --------------------
         Julian M.I. Reid
         President

Date:    July 31, 2003
         -------------

By:      /s/ Paul H. Schubert
         --------------------
         Paul H. Schubert
         Treasurer

Date:    July 31, 2003
         -------------

                                 CERTIFICATIONS
                                 --------------

I, Julian M.I. Reid, President of Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.), certify that:

1. I have reviewed this report on Form N-CSR of Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


By:  /s/ Julian M.I. Reid
     --------------------
     Julian M.I. Reid
     President

Date: July 31, 2003
      -------------

I, Paul H. Schubert, Treasurer of Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.), certify that:

1. I have reviewed this report on Form N-CSR of Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

By:  /s/ Paul H. Schubert
     --------------------
     Paul H. Schubert
     Treasurer

Date: July 31, 2003
      -------------

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
        (Subsections (a) and (b) of Section 1350, Chapter 63 of Title 18,
                               United States Code)


In connection with the attached report of Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.) (the "Registrant") on Form N-CSR (the "Report"), each of the undersigned officers of the Registrant does hereby certify that, to the best of such officer's knowledge:

     1) the Report fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934, as amended;

     2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant as of, and for, the periods presented in the Report.


Dated: July 31, 2003
       -------------

By:    /s/ Julian M.I. Reid
       --------------------
       Julian M.I. Reid
       President


Dated: July 31, 2003
       -------------
By:    /s/ Paul H. Schubert
       Paul H. Schubert
       Treasurer

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.)and will be retained by Saffron Fund, Inc. (formerly Jardine Fleming India Fund, Inc.) and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is being furnished solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.